Quarterly Holdings Report
for

Fidelity Asset Manager® 85%

June 30, 2019

AGG-QTLY-0819
1.803292.115

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 78.2%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	3,840,251	$18,625,218
Fidelity Communication Services Central Fund (a)	597,600	122,011,951
Fidelity Consumer Discretionary Central Fund (a)	429,825	147,068,912
Fidelity Consumer Staples Central Fund (a)	466,262	93,009,893
Fidelity Emerging Markets Equity Central Fund (a)	762,045	166,758,302
Fidelity Energy Central Fund (a)	615,128	65,504,973
Fidelity Financials Central Fund (a)	2,573,171	262,231,899
Fidelity Health Care Central Fund (a)	483,831	211,434,181
Fidelity Industrials Central Fund (a)	491,135	142,065,843
Fidelity Information Technology Central Fund (a)	828,890	325,347,760
Fidelity International Equity Central Fund (a)	4,635,481	362,633,659
Fidelity Materials Central Fund (a)	178,022	36,152,673
Fidelity Real Estate Equity Central Fund (a)	215,235	25,027,527
Fidelity Utilities Central Fund (a)	250,100	47,751,647
TOTAL EQUITY CENTRAL FUNDS
(Cost $1,453,690,901)		2,025,624,438

Fixed-Income Central Funds - 11.3%
High Yield Fixed-Income Funds - 2.0%
Fidelity Emerging Markets Debt Central Fund (a)	1,273,357	12,224,223
Fidelity Floating Rate Central Fund (a)	122,959	12,471,696
Fidelity High Income Central Fund (a)	227,676	25,392,741

TOTAL HIGH YIELD FIXED-INCOME FUNDS		50,088,660

Investment Grade Fixed-Income Funds - 9.3%
Fidelity Inflation-Protected Bond Index Central Fund (a)	1,083,203	110,757,551
Fidelity International Credit Central Fund (a)	160,107	16,303,691
Fidelity Investment Grade Bond Central Fund (a)	1,034,792	114,592,857

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		241,654,099

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $283,015,175)		291,742,759

Money Market Central Funds - 2.0%
Fidelity Cash Central Fund 2.42% (b)	11,880,954	11,883,330
Fidelity Securities Lending Cash Central Fund 2.42% (b)(c)	39,922,831	39,926,823
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $51,810,106)		51,810,153
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 2.22% to 2.39% 7/5/19 to 9/5/19 (d)
(Cost $6,045,550)	6,060,000	6,047,171
	Shares	Value

Investment Companies - 9.9%
iShares 20+ Year Treasury Bond ETF	349,489	$46,415,634
iShares Core MSCI Emerging Markets ETF	2,388,127	122,845,252
iShares MSCI Japan ETF (e)	719,410	39,265,398
iShares S&P 500 Index ETF	158,350	46,673,663
TOTAL INVESTMENT COMPANIES
(Cost $249,398,158)		255,199,947
TOTAL INVESTMENT IN SECURITIES - 101.6%
(Cost $2,043,959,890)		2,630,424,468
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(40,398,708)
NET ASSETS - 100%		$2,590,025,760

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	449	Sept. 2019	$66,097,290	$1,025,542	$1,025,542
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	644	Sept. 2019	61,930,260	(1,743,521)	(1,743,521)
TOTAL FUTURES CONTRACTS					$(717,979)

The notional amount of futures purchased as a percentage of Net Assets is 2.6%

The notional amount of futures sold as a percentage of Net Assets is 2.4%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,047,171.

 (e) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,333,737
Fidelity Commodity Strategy Central Fund	153,805
Fidelity Communication Services Central Fund	617,173
Fidelity Consumer Discretionary Central Fund	5,679,929
Fidelity Consumer Staples Central Fund	8,962,519
Fidelity Emerging Markets Debt Central Fund	319,757
Fidelity Emerging Markets Equity Central Fund	8,264,142
Fidelity Energy Central Fund	1,092,866
Fidelity Financials Central Fund	16,470,625
Fidelity Floating Rate Central Fund	1,137,482
Fidelity Health Care Central Fund	12,632,023
Fidelity High Income Central Fund	324,889
Fidelity High Income Central Fund 1	812,132
Fidelity Industrials Central Fund	7,900,460
Fidelity Inflation-Protected Bond Index Central Fund	2,142,098
Fidelity Information Technology Central Fund	57,893,331
Fidelity International Credit Central Fund	676,642
Fidelity International Equity Central Fund	21,792,237
Fidelity Investment Grade Bond Central Fund	2,872,601
Fidelity Materials Central Fund	3,426,857
Fidelity Real Estate Equity Central Fund	437,333
Fidelity Securities Lending Cash Central Fund	14,817
Fidelity Utilities Central Fund	4,583,405
Total	$159,540,860

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of payments to and from borrowers of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$5,254,334	$16,156,867	$929,748	$(32,967)	$(1,823,268)	$18,625,218	7.7%
Fidelity Communication Services Central Fund	31,246,126	92,426,664	13,432,686	50,330	11,721,517	122,011,951	7.0%
Fidelity Consumer Discretionary Central Fund	179,272,265	13,667,778	39,978,485	523,958	(6,416,604)	147,068,912	7.4%
Fidelity Consumer Staples Central Fund	94,149,069	12,911,507	12,243,166	(1,274,639)	(532,878)	93,009,893	7.1%
Fidelity Emerging Markets Debt Central Fund	33,110	12,127,092	314,957	(604)	379,582	12,224,223	0.4%
Fidelity Emerging Markets Equity Central Fund	100,814,435	73,795,457	10,965,820	(444,679)	3,558,909	166,758,302	15.5%
Fidelity Energy Central Fund	91,590,211	4,393,022	10,155,006	(1,644,395)	(18,678,859)	65,504,973	7.2%
Fidelity Financials Central Fund	284,577,379	28,138,112	41,805,138	(3,169,207)	(5,509,247)	262,231,899	7.6%
Fidelity Floating Rate Central Fund	26,312,498	1,987,548	15,374,871	(202,886)	(250,593)	12,471,696	0.6%
Fidelity Health Care Central Fund	247,033,881	21,912,024	34,918,871	551,918	(23,144,771)	211,434,181	7.3%
Fidelity High Income Central Fund	--	390,260	13,108,876	122,844	847,079	25,392,741	1.0%
Fidelity High Income Central Fund 1	--	38,046,077	898,587	(6,056)	--	--	0.0%
Fidelity Industrials Central Fund	159,657,163	14,197,246	21,278,370	(2,122,949)	(8,387,247)	142,065,843	7.5%
Fidelity Inflation-Protected Bond Index Central Fund	75,609,661	85,327,401	52,074,203	(298,105)	2,192,797	110,757,551	8.0%
Fidelity Information Technology Central Fund	422,098,333	86,418,676	104,676,432	(8,248,036)	(70,244,781)	325,347,760	7.3%
Fidelity International Credit Central Fund	15,311,785	1,194,107	815,665	(291)	613,755	16,303,691	8.8%
Fidelity International Equity Central Fund	326,025,765	109,135,137	50,600,860	(285,169)	(21,641,214)	362,633,659	14.0%
Fidelity Investment Grade Bond Central Fund	194,762,946	24,707,188	109,654,927	(2,664,976)	7,442,626	114,592,857	0.7%
Fidelity Materials Central Fund	42,176,748	5,264,351	5,417,033	(1,131,643)	(4,739,750)	36,152,673	7.5%
Fidelity Real Estate Equity Central Fund	11,209,439	13,745,315	592,914	5,409	660,278	25,027,527	8.5%
Fidelity Utilities Central Fund	48,158,744	6,585,155	7,209,055	(70,294)	287,097	47,751,647	7.5%
	$2,355,293,892	$662,526,984	$546,445,670	$(20,342,437)	$(133,665,572)	$2,317,367,197

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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